Capital stock	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Capital stock	Capital stock
1.Capital stock as of December 31, 2024, 2023 and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Fixed capital
Series A	5,000	$3,696	5,000	$3,696	5,000	$3,696
Variable capital
Series B	857,129,276	585,483,561	870,104,128	591,596,417	679,697,740	480,620,223

Total	857,134,276	$585,487,257	870,109,128	$591,600,113	679,702,740	$480,623,919
2.Treasury shares
As of December 31, 2024, 2023 and 2022 total treasury shares are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Treasury shares (1)	18,937,036	5,721,638	10,077,405
Shares in Long-term incentive plan trust (2)	8,415,124	8,655,670	8,456,290

Total Treasury shares	27,352,160	14,377,308	18,533,695
(1)Treasury shares are not included in the total capital stock of the Entity; they represent the total stock outstanding under the repurchase program approved by the resolution of the general ordinary stockholders meeting on March 13, 2020.
(2)Shares in long-term incentive plan trust are not included in the total capital stock of the Entity. The trust was established in 2018 in accordance with the resolution of the general ordinary stockholders meeting on January 6, 2015, as the 20-20 Long Term Incentive Plan, this compensation plan was extended for the period December 31, 2022 to 2025, “Long Term Incentive Plan” by a resolution of the general ordinary stockholders meeting on March 13, 2020. The trust was created by the Entity as a vehicle to distribute shares to employees under the mentioned incentive plan (see Note 21) and it is consolidated by the Entity. The shares granted to the eligible executives and deposited in the trust accrue dividends for the employee any time the ordinary shareholders receive dividends and those dividends do not need to be returned to the Entity if the executive forfeits the granted shares.
3.Fully paid ordinary shares

	Number of shares	Amount	Additional paid-in capital

Balance as of January 1, 2022	684,252,628	$482,858,389	$466,230,183

Vested shares	4,161,111	2,014,895	5,800,994
Repurchase of shares	(8,710,999)	(4,249,365)	(11,353,943)

Balance as of December 31, 2022	679,702,740	480,623,919	460,677,234

Vested shares	4,156,388	2,204,586	8,048,945
Equity Issuance	186,250,000	108,771,608	466,218,277

Balance as of December 31, 2023	870,109,128	591,600,113	934,944,456

Vested shares	4,257,018	2,475,270	6,355,460
Repurchase of shares	(17,231,870)	(8,588,126)	(35,577,664)

Balance as of December 31, 2024	857,134,276	$585,487,257	$905,722,252
4.Dividend payments

Pursuant to a resolution of the General Ordinary Stockholders Meeting on March 30, 2024, the Entity declared dividends totaling $64,686,487, approximately $0.01800 per share, to be paid in four equal installments of $16,171,622 each. The first three installments were paid on April 16, 2024, July 15, 2024, and October 15, 2024. As of December 31, 2024, the remaining unpaid dividend amounts to $16,171,622.
Pursuant to a resolution of the general ordinary stockholders meeting on March 30, 2023, the Entity declared a dividend of $60,307,043, approximately $0.08782 per share. The dividend will be paid in four equal installments of $15,076,761 due on April 17, 2023, July 15, 2023, October 15, 2023 and January 15, 2024. As of December 31, 2023, the unpaid dividends are $15,155,311.
The first installment of the 2023 declared dividends, paid on April 17, 2023, was approximately $0.0218 per share, for a total dividend of $15,076,761.
The second installment of the 2023 declared dividends, paid on July 17, 2023, was approximately $0.0180 per share, for a total dividend of $15,076,761.
The third installment of the 2023 declared dividends, paid on October 16, 2023, was approximately $0.0182 per share, for a total dividend of $15,076,761.
Pursuant to a resolution of the general ordinary stockholders meeting on March 24, 2022, the Entity declared a dividend of $57,432,776, approximately $0.08306 per share. The dividend will be paid in four equal installments of $14,358,194 due on April 15, 2022, July 15, 2022, October 15, 2022 and January 15, 2023. As of December 31, 2022, the unpaid dividends are $14,358,194.
The first installment of the 2022 declared dividends, paid on April 15, 2022, was approximately $0.0207 per share, for a total dividend of $14,358,194.
The second installment of the 2022 declared dividends, paid on July 15, 2022, was approximately $0.02086 per share, for a total dividend of $14,358,194.
The third installment of the 2022 declared dividends, paid on October 15, 2022, was approximately $0.02086 per share, for a total dividend of $14,358,194.
The fourth installment of the 2022 declared dividends, paid on January 15, 2023, was approximately $0.02086 per share, for a total dividend of $14,358,194.

Retained earnings include the statutory legal reserve. The General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value. The legal reserve may be capitalized but may not be distributed unless the entity is dissolved. The legal reserve must be replenished if it is reduced for any reason.
Stockholders' equity, except restated common stock and tax-retained earnings, will incur income tax payable by the Entity at the rate in effect at the time of its distribution. Any tax paid on such distribution may be credited against income for the year in which the dividend tax is paid and, in the subsequent two years, against tax for the year and the related estimated payments.
Dividends paid from tax profits generated from January 1, 2014 to residents in Mexico and to nonresident stockholders may be subject to an additional tax of up to 10%, which will be withheld by the Entity.
Pursuant temporary provisions of the Income Tax Law of 2016, a tax benefit was granted to individual taxpayers that are subjects to 10% withholding tax on dividends received from legal entities, which come from earnings generated in 2014, 2015 and 2016, subject to compliance with specific requirements. The tax benefit consists in a tax credit equivalent to 5% of the distributed dividend (applicable only to dividends distributed in December 31, 2020 and onwards). Such tax credit will be credited only against the aforementioned 10% withholding tax.
Retained earnings that may be subject to withholding of up to 10% on distributed dividends is as follows:

Period	Amount	Reinvested earnings	Distributed earnings (1)	Amount that may be subject to withholding	Amount not subject to withholding

Retained earnings through December 31, 2013	$204,265,028	204,265,028	204,265,028	$-	$-
2014	24,221,997	24,221,997	24,221,997	-	$-
2016	45,082,793	45,082,793	45,082,793	-	$-
2017	126,030,181	126,030,181	126,030,181	-	$-
2018	93,060,330	93,060,330	87,227,972	5,832,358	$-
2019	134,610,709	134,610,709	-	134,610,709	$-
2020	66,956,082	66,956,082	-	66,956,082	$-
2021	173,942,373	173,942,373	-	173,942,373	$-
2022	243,624,754	243,624,754	-	243,624,754	$-
2023	325,012,754	325,012,754	-	325,012,754	$-
2024	190,404,505	190,404,505	-	190,404,505	$-
(1)Dividend paid in 2019, were distributed form earnings generated in 2014 and 2016, which were reinvested until the days in which the dividends were paid. Dividend paid in December 31, 2020 were distributed from earnings generated in 2017. Dividends paid in December 31, 2021 and December 31, 2022 were distributed from earnings generated in 2013 and 2017. Dividends paid in 2023 were distributed from earnings generated in 2018.
5.Earnings per share
The amounts used to determine earnings per share are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Basic Earnings per share
Earnings attributable to ordinary shares outstanding	$223,346,346	$316,637,512	$243,624,754
Weighted average number of ordinary shares outstanding	871,369,551	756,961,868	682,642,927
Basic Earnings per share	0.2563	0.4183	0.3569

Diluted Earnings per share
Earnings attributable to ordinary shares outstanding and shares in Long-term Incentive Plan	$223,346,346	$316,637,512	$243,624,754
Weighted average number of ordinary shares plus shares in Long-term Incentive Plan	883,292,759	768,845,264	694,253,758
Diluted earnings per share	0.2529	0.4118	0.3509
Shares held in the Incentive Plan trust accrue dividends, which are irrevocable, regardless if the employee forfeits the granted shares.